Segment Information - Revenue From External Customers Based Major Categories (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 313,564	$ 338,160	$ 425,940
SDI [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 15,600	$ 7,600	$ 16,700